ORDINARY SHARES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES AND RESTRICTED NET ASSETS [Abstract]
ORDINARY SHARES AND RESTRICTED NET ASSETS
NOTE 13 - ORDINARY SHARES AND RESTRICTED NET ASSETS

Ordinary shares

Immediately prior to the consummation of the Combination, there were 86,402,708 ordinary shares of NBG issued and outstanding. In connection with the closing of the combination, CEGL issued 174,853,546 shares to CAG Cayman as consideration for the Combination. As of December 31, 2021, the issued and outstanding ordinary shares are 261,256,254.

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of CEGL. Each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

Restricted net assets

A significant portion of the Company’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries. Due to restrictions on the distribution of share capital from the Company’s subsidiaries in PRC, total restrictions placed on the distribution of the Company’s PRC subsidiaries’ net assets were $37,383,696, or 14% of the Company’s total consolidated net assets as of December 31, 2021.